Income Taxes (Details Textual) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Reconciliation [Line Items]
Statutory rate of income taxes		35.00%	35.00%	35.00%
Decrease in AFG's liability for uncertain tax positions	$ (13)
Decrease in AFG's liability for uncertain tax positions, settlements	$ (9)	$ (9)	$ 0	$ 0
Change in AFG's liability for uncertain tax positions of prior year		(4)	0	(7)
Interest included in tax provision (are less than in 2013 and 2012)		(1)
Decrease in related accrued interest			1
Income tax penalties accrued			0
Cash payments for income taxes		227	135	148
Maximum [Member]
Income Tax Reconciliation [Line Items]
Interest included in tax provision (are less than in 2013 and 2012)			1	$ 1
Charge for valuation allowance [Member]
Income Tax Reconciliation [Line Items]
Charge for valuation allowance against deferred tax assets		$ 0	$ 0